Summary of Acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - Schedule of Purchase Consideration, the Net Assets - EUR (€)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Details Purchase Consideration, the Net Assets [Abstract]
Cash purchase	€ 600,000	€ 600,000
Contingent consideration	142,000	167,000
Total purchase consideration	€ 742,000	€ 767,000